UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06671

DWS Global High Income Fund, Inc. (formerly Scudder Global High Income Fund, Inc.)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Global High Income Fund

(formerly Scudder Global High Income Fund)

		Principal Amount ($) (a)	Value ($)

Bonds 115.6%
Argentina 9.2%
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038 (b)		5,460,000	1,916,460
Zero Coupon, 12/15/2035	ARS	19,855,884	385,268
Zero Coupon, 12/15/2035		8,251,418	570,998
4.005% *, 8/3/2012 (PIK)		2,700,000	2,089,871
5.83%, 12/31/2033 (PIK)	ARS	6,691,433	2,727,944
8.28%, 12/31/2033 (PIK)		1,024,455	913,815

(Cost $7,864,256)			8,604,356
Brazil 23.7%
Federative Republic of Brazil:
8.25%, 1/20/2034		1,700,000	1,881,900
8.75%, 2/4/2025		1,700,000	1,944,800
9.25%, 10/22/2010		430,000	490,200
10.0%, 8/7/2011		1,240,000	1,463,200
11.0%, 1/11/2012		3,340,000	4,133,250
11.0%, 8/17/2040 (b)		4,260,000	5,501,790
12.25%, 3/6/2030		1,100,000	1,652,750
12.5%, 1/5/2016	BRL	2,000,000	924,503
14.5%, 10/15/2009		3,200,000	4,161,600

(Cost $20,254,548)			22,153,993
Cayman Islands 4.3%
Banco Bradesco SA, Series REG S, 14.8%, 1/4/2010 (Cost $3,874,704)	BRL	8,700,000	3,972,423
Colombia 4.2%
Republic of Colombia:
8.125%, 5/21/2024		500,000	555,000
10.375%, 1/28/2033		1,700,000	2,312,000
11.75%, 3/1/2010	COP	2,070,000,000	1,050,075

(Cost $3,489,332)			3,917,075
Dominican Republic 1.3%
Dominican Republic:
Series REG S, 9.04%, 1/23/2018 (PIK)		209,040	225,241
Series REG S, 9.5%, 9/27/2011		890,375	957,153

(Cost $1,128,489)			1,182,394
Ecuador 4.7%
Republic of Ecuador:
Step-up Coupon, 9.0% to 8/15/2006, 10.0% to 8/15/2030		3,000,000	2,895,000
Series REG S, 9.375%, 12/15/2015		1,500,000	1,509,000

(Cost $4,230,923)			4,404,000
Guatemala 1.8%
Republic of Guatemala:

Series REG S, 9.25%, 8/1/2013		900,000	1,055,250
10.25%, 11/8/2011		500,000	600,750

(Cost $1,580,378)			1,656,000
Luxembourg 2.2%
Russian Standard Finance SA, 8.875%, 12/16/2015 (Cost $2,000,000)		2,000,000	2,031,120
Malaysia 1.8%
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	5,900,000	1,606,092
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022		100,000	123,824

(Cost $1,719,828)			1,729,916
Mexico 10.1%
Mexican Bonds:
Series MI-20, 8.0%, 12/7/2023	MXN	40,320,000	3,715,874
Series M, 9.0%, 12/22/2011	MXN	18,700,000	1,878,150
Series MI-10, 9.5%, 12/18/2014	MXN	9,500,000	984,171
Pemex Project Funding Master Trust, Series REG S, 9.5%, 9/15/2027		1,600,000	2,130,400
United Mexican States, 8.3%, 8/15/2031		600,000	756,000

(Cost $9,092,938)			9,464,595
Netherlands 1.9%
Turanalem Finance BV, Series REG S, 8.5%, 2/10/2015 (Cost $1,822,301)		1,700,000	1,802,510
Peru 2.0%
Republic of Peru, 7.35%, 7/21/2025 (Cost $1,820,192)		1,800,000	1,863,000
Philippines 9.3%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		2,900,000	3,099,375
Republic of Philippines:
8.0%, 1/15/2016 (b)		1,400,000	1,473,500
8.375%, 2/15/2011		1,000,000	1,078,750
9.0%, 2/15/2013		600,000	668,250
9.375%, 1/18/2017		900,000	1,033,875
9.875%, 1/15/2019		815,000	968,831
10.625%, 3/16/2025		250,000	317,188

(Cost $8,316,531)			8,639,769
Russia 11.1%
Aries Vermogensverwaltung GmbH:
Series B, REG S, 7.75%, 10/25/2009	EUR	2,750,000	3,798,734
Series C, REG S, 9.6%, 10/25/2014		1,500,000	1,917,795
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008 (b)		4,400,000	4,183,080
Series VII, 3.0%, 5/14/2011		500,000	450,050

(Cost $10,402,797)			10,349,659
Turkey 8.5%
Republic of Turkey:
7.375%, 2/5/2025		1,200,000	1,236,000
8.0%, 2/14/2034		1,860,000	2,027,400
10.5%, 1/13/2008		400,000	436,000
15.0%, 2/10/2010	TRY	5,200,000	4,254,199
20.0%, 10/17/2007	TRY	88	72

(Cost $8,036,602)			7,953,671
Ukraine 1.2%
Government of Ukraine, Series REG S, 7.65%, 6/11/2013 (Cost $1,113,989)		1,050,000	1,113,000

United States 6.1%
US Treasury Note, 3.625%, 1/15/2010 (Cost $5,714,242)			5,900,000	5,711,707
Uruguay 1.2%
Republic of Uruguay, 17.75%, 2/4/2006 (Cost $937,658)		UYU	55,200,000	1,133,374
Venezuela 10.0%
Republic of Venezuela:
	7.65%, 4/21/2025		1,100,000	1,166,000
	9.375%, 1/13/2034		2,340,000	2,925,000
	10.75%, 9/19/2013 (b)		4,200,000	5,229,000

(Cost $8,634,490)				9,320,000
Vietnam 1.0%
Socialist Republic of Vietnam, Series REG S, 6.875%, 1/15/2016 (Cost $884,007)			900,000	933,381

Total Bonds (Cost $102,918,205)				107,935,943

			Shares	Value ($)

	Cash Equivalents 8.6%
Cash Management QP Trust, 4.33% (c) (Cost $7,983,135)			7,983,135	7,983,135

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 110,901,340)			124.2	115,919,078
Other Assets and Liabilities, Net			(24.2)	(22,567,031)

Net Assets			100.0	93,352,047

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	Securities, or portion thereof, subject to a financing transaction.
(c)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
PIK: Denotes that all or a portion of the income is paid in kind.

At January 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

							Unrealized
						Settlement	Appreciation
	Contracts to Deliver			In Exchange For		Date	(US $)
USD		1,806,560	RUB		50,980,000	4/28/2006	6,380
USD		909,726	PHP		48,200,000	4/28/2006	10,602
PHP		26,165,000	USD		500,000	4/28/2006	407
Total unrealized appreciation							17,389

							Unrealized
						Settlement	Depreciation
	Contracts to Deliver			In Exchange For		Date	(US $)
RUB		14,080,000	USD		500,000	4/28/2006	(434)
USD		698,619	ARS		2,150,000	4/28/2006	(1,031)
EUR		730,000	USD		886,649	4/28/2006	(4,923)
TRY		1,140,000	USD		832,481	4/28/2006	(12,968)
MXN		17,500,000	USD		1,639,808	4/28/2006	(23,858)

Total unrealized depreciation				(43,214)

Currency Abbreviations
ARS	Argentine Peso	PHP	Philippine Peso
BRL	Brazilian Real	RUB	New Russian Ruble
COP	Colombian Peso	TRY	New Turkish Lira
EUR	Euro	USD	United States Dollar
MXN	Mexican Peso	UYU	Uruguayan Peso
MYR	Malaysian Ringgit

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006